Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

(a) Cash and Cash Equivalents

Cash includes bank deposits maintained at several financial institutions. The Company considers highly liquid instruments with an original maturity of three months or less to be cash equivalents. At various times throughout the year ended December 31, 2023, some accounts held at financial institutions were in excess of the federally insured limit of $250 thousand. The Company has not experienced any losses on these accounts and believes credit risk to be minimal.

(b) Marketable Investment

The Company’s marketable investments consist solely of mutual funds. We determine realized gains and losses for marketable investments using the specific identification method and measure the fair value of our marketable investments using a market approach where identical or comparable prices are available. If quoted market prices are not available, fair values of investments are determined using prices from a pricing service, pricing models, quoted prices of investments with similar characteristics or discounted cash flow models.

(c) Property and Equipment, net

	(in thousands) December 31,
	2023	2022
Furniture, fixture and equipment	$1,448	$2,233
Less: accumulated depreciation	(1,321)	(2,038)
Property and equipment, net	$127	$195

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, ranging from three to ten years. Depreciation expense for the years ended December 31, 2023 and 2022 was $39,000 and $38,000, respectively.

The Company made a strategic shift on in-house manufacturing and recorded an impairment of the facility in the amount of $1,800,000 during the year ended December 31, 2021. The Company sold the manufacturing facility on November 1, 2022.

(d) Patent and Trademark Rights, net

Patents and trademarks are stated at cost (primarily legal fees) and are amortized using the straight-line method over the established useful life of 17 years. The Company reviews its patents and trademark rights periodically to determine whether they have continuing value, or their value has become impaired. Such review includes an analysis of the patent and trademark’s ultimate revenue and profitability potential. Management’s review addresses whether each patent continues to fit into the Company’s strategic business plans.

(e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure (“GAAP”) of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates, and those differences may be material. Accounts requiring the use of significant estimates include determination of other-than-temporary impairment on securities, valuation of deferred taxes, patent and trademark valuations, stock-based compensation calculations, fair value of warrants, and contingency accruals.

(f) Revenue

The Company accounts for revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (“Topic 606”). Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that it will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Revenue from the sale of Ampligen under cost recovery clinical treatment protocols approved by the FDA is recognized when the product is shipped. The Company has no other obligation associated with its products once shipment has been accepted by the customer.

Revenue from the sale Ampligen under the EAP is recognized as the product is distributed and administered to patients involved in the cost recovery program.

(g) Accounting for Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial statement reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws in effect when the differences are expected to reverse. The measurement of deferred income tax assets is reduced, if necessary, by a valuation allowance for any tax benefits which are not expected to be realized. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted.

The Company applies the provisions of FASB ASC 740-10 Uncertainty in Income Taxes. As a result of the implementation, there has been no material change to the Company’s tax positions as they have not paid any corporate income taxes due to operating losses. With the exception of net operating losses generated in New Jersey, all tax benefits will likely not be recognized due to the substantial net operating loss carryforwards which will most likely not be realized prior to expiration. With no tax due for the foreseeable future, the Company has determined that a policy to determine the accounting for interest or penalties related to the payment of tax is not necessary at this time.

(h) Recent Accounting Standards and Pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements. The standard requires additional or amended disclosure requirements for a variety of transactions. The provisions most applicable to the Company include the method used in diluted earnings per share computation for each dilutive security including interim periods, preferences in involuntary liquidation for preferred stock. This ASU becomes effective dependent upon the SEC’s removal of related disclosures from Regulation S-X or S-K. Early adoption is permitted. The Company has evaluated the impact of adoption of this ASU on its financial condition, results of operations and cash flows, and, as such, has determined that the adoption of the new standard will not have a material effect on its financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income [or loss] by the applicable statutory income tax rate). Specifically, public business entities are required to disclose a tabular reconciliation, using both percentages and reporting currency amounts. The amendments in this Update require that all entities disclose on an annual basis the following information about income taxes paid: 1. The amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes 2. The amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amendments in this Update require that all entities disclose the following information: 1. Income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign 2. Income tax expense (or benefit) from continuing operations disaggregated by federal (national), state, and foreign.

The amendments in this Update eliminate the requirement for all entities to (1) disclose the nature and estimate of the range of the reasonably possible change in the unrecognized tax benefits balance in the next 12 months or (2) make a statement that an estimate of the range cannot be made. The amendments in this Update remove the requirement to disclose the cumulative amount of each type of temporary difference when a deferred tax liability is not recognized because of the exceptions to comprehensive recognition of deferred taxes related to subsidiaries and corporate joint ventures. The Company has evaluated the impact of adoption of this ASU on its financial condition, results of operations and cash flows, and, as such, has determined that the adoption of the new standard will not have a material effect on its financial statements.

Other recent accounting pronouncements issued by the FASB did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

(i) Stock-Based Compensation

The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires recognition of compensation expense related to stock-based compensation awards over the period during which an employee is required to provide service for the award. Compensation expense is equal to the fair value of the award at the date of grant, net of estimated forfeitures.

(j) Common Stock Per Share Calculation

Basic and diluted net loss per share is computed using the weighted average number of shares of Common Stock outstanding during the period. Equivalent Common shares, consisting of 3,523,949 and 2,966,538 of stock options and warrants, are excluded from the calculation of diluted net loss per share for the years ended December 31, 2023 and 2022, respectively, since their effect is antidilutive due to the net loss of the Company.

(k) Long-Lived Assets

The Company assesses long-lived assets for impairment when events or changes in circumstances indicate that the carrying value of the assets or the asset grouping may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant decreases in the market price of a long-lived asset or group, a significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or its physical condition, a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset (asset group), including an adverse action or assessment by a regulator, an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset (asset group), a current period operating or cash flow loss combined with a history of operating or cash flow losses or projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset (asset group) or a current expectation that, more likely than not, a long-lived asset (asset group) will be sold or otherwise disposed of significantly before the end of its previously estimated useful life.

When assessing for impairment, the Company measures the recoverability of assets that it will continue to use in its operations by comparing the carrying value of the asset grouping to our estimate of the related total future undiscounted net cash flows. If an asset grouping’s carrying value is not recoverable through the related undiscounted cash flows, the asset grouping is considered to be impaired.

The Company measures the impairment by comparing the difference between the asset grouping’s carrying value and its fair value. Long-lived assets are considered a non-financial asset and are recorded at fair value only if an impairment charge is recognized. Impairments are determined for groups of assets related to the lowest level of identifiable independent cash flows. The Company makes subjective judgments in determining the independent cash flows that can be related to specific asset groupings. In addition, as the Company reviews its manufacturing process and other manufacturing planning decisions, if the useful lives of assets are shorter than the Company had originally estimated, it accelerates the rate of depreciation over the assets’ new, shorter useful lives.

(l) Lease accounting

The Company is a party to leases for office space, lab facilities and other equipment. The Company determines if a contract contains a lease arrangement at the inception of the contract. For leases in which the Company is the lessee, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition. The Company records right of use assets and operating lease liabilities for its operating leases, which are initially recognized at the present value of future lease payments over the lease term. For leases that do not provide an implicit rate, the Company utilizes an estimated incremental borrowing rate based on market observations existing at lease inception to calculate the present value of future payments. The Company amortizes its right of use assets on a straight-line basis over the associated lease term.

The lease term is defined as the non-cancelable period of the lease, plus any options to extend or terminate the lease when it is reasonably certain that the Company will exercise the option. The Company has elected to include both lease and non-lease components in the determination of lease payments. Payments made to a lessor for items such as taxes, insurance, common area maintenance, or other costs commonly referred to as executory costs, are also included in lease payments if they are fixed. The fixed portion of these payments are included in the calculation of the lease liability, while any variable portion is recognized as variable lease expenses as incurred.

The Company has elected not to recognize right of use assets and lease obligations for its short term leases, which are defined as leases with an initial term of 12 months or less. Lease payments for short term leases are recognized on a straight-line basis over the lease term.

(m) Reclassifications

Certain prior year amounts have been reclassified to conform with current year presentation. These changes did not have any effect on net income, stockholders’ equity, or cash flows.